Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
AmniSure [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
As of December 31, 2012, the final purchase price allocation is as follows:

(in thousands)	AmniSure acquisition
Purchase price:
Cash consideration	$101,415
Fair value of contingent consideration	4,530
$105,945

Allocation:
Working capital	$5,297
Fixed and other long-term assets	267
Developed technology, licenses and know-how	28,941
Customer relationships	25,520
Tradenames	2,692
In-process research and development	4,522
Goodwill	44,369
Deferred tax liability on fair value of identifiable intangible assets acquired	(5,202)
Long-term liabilities assumed	(461)
$105,945

Cellestis [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
As of December 31, 2012, the final purchase price allocation for Cellestis is as follows:

(in thousands)	Cellestis acquisition
Purchase price:
Cash consideration paid	$372,452
$372,452

Allocation:
Working capital	$18,465
Fixed and other long-term assets	1,112
Developed technology, licenses and know-how	67,500
Customer relationships	48,800
Tradenames	12,000
Goodwill	258,886
Deferred tax liability on fair value of identifiable intangible assets acquired	(34,079)
Liabilities assumed	(232)
$372,452

Ipsogen [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
As of December 31, 2012, the final purchase price allocation is as follows:

(in thousands)	Ipsogen acquisition
Purchase price:
Cash consideration paid	$57,436
Fair value of remaining shares	42,437
$99,873

Allocation:
Working capital	$15,284
Deferred tax asset of acquired NOLs	8,997
Fixed and other long-term assets	2,429
Developed technology, licenses and know-how	44,500
Customer relationships	11,000
Tradenames	1,400
Goodwill	37,500
Deferred tax liability on fair value of identifiable intangible assets acquired	(19,325)
Liabilities assumed	(1,912)
$99,873